Note 12 - Common Shares and Additional Paid-in Capital (Details Textual) - USD ($)	1 Months Ended		6 Months Ended		13 Months Ended
	May 31, 2023	Feb. 28, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	May 23, 2022
Stock Repurchased and Retired During Period, Value			$ 2,206,846	$ 346,836
Common Stock, Dividends, Per Share, Declared (in dollars per share)	$ 0.50	$ 0.50	$ 1.00	$ 0.50
Dividends, Common Stock			$ 7,031,856	$ 3,647,063
Payments of Ordinary Dividends, Common Stock			6,952,895	3,615,388
Restricted Stock [Member]
Dividends Payable			80,000.00		$ 80,000.00
Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount						$ 20,000,000
Stock Repurchased and Retired During Period, Value			$ 2,200,000	$ 350,000	$ 8,200,000
Stock Repurchased and Retired During Period, Shares (in shares)			120,454	14,602	400,710